UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     February 9, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      43

Form 13F Information Table Value Total:      $131,195



List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                  Voting Authority
                               Title of             Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                 class     CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------ -------------------  --------  -------- --- ---- -------  ----------------------------
ADAPTEC INC                    COM       00651f108       1,443   247925SH       SOLE                  0      0  247925
ADVANCED MICRO DEV INC         COM       007903107       4,140   135300SH       SOLE                  0      0  135300
ARACRUZ SPN ADR                ADR       038496204       4,642   116015SH       SOLE                  0      0  116015
BERKSHIRE HTH HLDG CO CL B     COM       084670207       3,837     1307SH       SOLE                  0      0    1307
BIOSITE INC                    COM       090945106       4,571    81210SH       SOLE                  0      0   81210
BOEING CO COM                  COM       097023105         323     4600SH       SOLE                  0      0    4600
CIMAREX ENERGY CO              COM       171798101       1,989    46240SH       SOLE                  0      0   46240
CISCO SYSTEMS INC              COM       17275R102         864    50485SH       SOLE                  0      0   50485
CLEVELAND CLIFFS INC           COM       185896107       4,300    48550SH       SOLE                  0      0   48550
COMMERCE BANCORP INC-N.J.      COM       200519106       3,473   100925SH       SOLE                  0      0  100925
COVANCE INC                    COM       222816100       3,797    78200SH       SOLE                  0      0   78200
DISCOVERY HLDG CO COM SER A    COM       25468Y107         488    32194SH       SOLE                  0      0   32194
DOVER CORP                     COM       260003108       3,020    74575SH       SOLE                  0      0   74575
ENCANA CORP COM                COM       292505104       4,979   110250SH       SOLE                  0      0  110250
GENERAL DYNAMICS CORP COM      COM       369550108       4,340    38050SH       SOLE                  0      0   38050
HEADWATERS INC                 COM       42210p102       3,171    89465SH       SOLE                  0      0   89465
HLTH MGMT ASN INC NEW          COM       421933102       2,251   102525SH       SOLE                  0      0  102525
IPASS INC                      COM       46261V108         927   141250SH       SOLE                  0      0  141250
ISHARES MSCI JPN INDEX         COM       464286848       6,531   483050SH       SOLE                  0      0  483050
ISHARES MSCI PAC X-JPN         COM       464286665       2,921    29605SH       SOLE                  0      0   29605
JDS UNIPHASE CORP              COM       46612J101          39    16700SH       SOLE                  0      0   16700
JOHNSON & JOHNSON COM          COM       478160104       3,961    65911SH       SOLE                  0      0   65911
LIZ CLAIBORNE INC              COM       539320101       3,843   107275SH       SOLE                  0      0  107275
LOUISIANA PACIFIC CORP         COM       546347105         343    12500SH       SOLE                  0      0   12500
MICROSOFT CORP COM             COM       594918104         396  15126.5SH       SOLE                  0      0   15126
MOTOROLA INC                   COM       620076109       2,295   101575SH       SOLE                  0      0  101575
NEWMONT MNG CORP HLDG CO       COM       651639106       5,973   111850SH       SOLE                  0      0  111850
OFFICE DEPOT INC COM           COM       676220106       5,328   169688SH       SOLE                  0      0  169688
ONEOK INC NEW COM              COM       682680103       3,169   119000SH       SOLE                  0      0  119000
PAN AMERICAN SILVER CORP       COM       697900108       2,314   122875SH       SOLE                  0      0  122875
PLUM CRK TBR CO INC COM        COM       729251108         484    13420SH       SOLE                  0      0   13420
PORTFOLIO RVRY ASN INC         COM       73640Q105       4,550    97973SH       SOLE                  0      0   97973
POSCO SPON ADR                 ADR       693483109       4,187    84575SH       SOLE                  0      0   84575
SK TELECOM CO LTD SPN ADR      ADR       78440p108       1,907    93975SH       SOLE                  0      0   93975
SUNOCO INC COM                 COM       86764p109       4,446    56722SH       SOLE                  0      0   56722
SUNOPTA INC                    COM       8676ep108       2,064   392450SH       SOLE                  0      0  392450
SUPERIOR ENGY SVC INC          COM       868157108       4,608   218925SH       SOLE                  0      0  218925
SUPERIOR INDUST INTL INC       COM       868168105       1,455    65350SH       SOLE                  0      0   65350
TELEFONOS DE MEX SP ADR        ADR       879403780       5,528   224000SH       SOLE                  0      0  224000
TEMPLETON GLOBAL INC FD        COM       880198106       2,038   255325SH       SOLE                  0      0  255325
TUPPERWARE CORP                COM       899896104       2,180    97300SH       SOLE                  0      0   97300
VAN KAMPEN SENR INC TRUST      COM       920961109       5,300   683875SH       SOLE                  0      0  683875
WASHINGTON FEDERAL INC         COM       938824109       2,783   121043SH       SOLE                  0      0  121043